Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	553,950,251.98	30,158
Yield Supplement Overcollateralization Amount 05/31/22	16,380,304.88	0
Receivables Balance 05/31/22	570,330,556.86	30,158
Principal Payments	23,667,647.92	557
Defaulted Receivables	478,613.65	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	15,359,459.04	0
Pool Balance at 06/30/22	530,824,836.25	29,584

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.43%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,225,914.79	197
Past Due 61-90 days	1,236,258.00	52
Past Due 91-120 days	108,043.05	7
Past Due 121+ days	0.00	0
Total	5,570,215.84	256

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	254,235.55
Aggregate Net Losses/(Gains) - June 2022	224,378.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses/(Gains) Ratio	-0.10%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	42.65

Flow of Funds	$ Amount
Collections	25,779,163.14
Investment Earnings on Cash Accounts	11,325.39
Servicing Fee	(475,275.46)
Transfer to Collection Account	-
Available Funds	25,315,213.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	207,697.76
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	16,754,987.83
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,979,194.09

Total Distributions of Available Funds	25,315,213.07

Servicing Fee	475,275.46
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	547,579,824.08
Principal Paid	23,079,045.47
Note Balance @ 07/15/22	524,500,778.61

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	386,289,824.08
Principal Paid	23,079,045.47
Note Balance @ 07/15/22	363,210,778.61
Note Factor @ 07/15/22	87.1615221%

Class A-4
Note Balance @ 06/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	104,620,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	37,770,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	18,900,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	256,973.51
Total Principal Paid	23,079,045.47
Total Paid	23,336,018.98

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	154,515.93
Principal Paid	23,079,045.47
Total Paid to A-3 Holders	23,233,561.40

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2046391
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.3788407
Total Distribution Amount	18.5834798

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3707997
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.3839492
Total A-3 Distribution Amount	55.7547489

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	725.98
Noteholders' Principal Distributable Amount	274.02

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	12,588,844.52
Investment Earnings	10,768.68
Investment Earnings Paid	(10,768.68)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,468,964.66	$1,620,834.22	$1,492,066.71
Number of Extensions	67	66	64
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.27%	0.24%